Selkirk Core Fund
SELKIRK CORE FUND SUMMARY
Investment Objective
The Selkirk Core Fund (the "Fund" or "Core Fund") seeks to provide long-term growth of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Selkirk Core Fund
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selkirk Core Fund
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.61%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver	[2]	none
Total Annual Fund Operating Expenses after Fee Waiver		1.86%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 2.00%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 2.00% or (b) all of the management fees. The fee waiver agreement is in effect through December 31, 2012. Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Selkirk Core Fund	189	585

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.   As the Core Fund is a new fund, it does not yet have a portfolio turnover history.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 70% of its assets in companies with market capitalization of greater than $500 million (measured at the time of purchase), considered by the Fund's Adviser to be large and mid-cap issuers, and that the Adviser considers to be high quality strong companies available for purchase at an exceptional value.  Current income is not a consideration.

In selecting the Fund's investments, the Fund's Portfolio Manager analyzes the financial, business and management areas of companies and identifies quality companies that demonstrate:

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     consistently high cash returns on net operating assets (CRONOATM);

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     a sound balance sheet with strong generation of free cash;

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     a sustainable competitive advantage in an industry with enviable business economics operated by a capable management team that understands capital allocation and committed to preserving the company's dominance and enhancing the company's competitive position;

•

     Management operates with integrity and on behalf of the shareholder.

Companies meeting above criteria, are given risk adjusted "value-ranges" and placed on the composite bench.  When the price of a security on the composite bench comes within this value range, a position may be taken.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the Fund's Adviser believes may provide an opportunity for above-average appreciation.  The Fund primarily invests in U.S. common stocks.

Principal Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund`s share price fluctuates, which means you could lose money by investing in the Fund. The principal risks of investing in this Fund are summarized as follows:

Management Risk The Fund is subject to the risk that the investment adviser`s judgments about the attractiveness, value, or potential appreciation of the fund`s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Securities Risk Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. Further, the value of a particular stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment Style Risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund`s approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Mid-Cap Risk Stocks of mid-cap companies may be more volatile than large-cap stocks.

Performance
Performance information for the Core Fund is not included because the Core Fund does not have one full calendar year of performance.